Income Taxes - Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate [Abstract]
Loss before income tax expense:	$ (41,446,038)	$ (73,880,982)	$ (33,814,719)
Income tax benefit at statutory rate (%)	21.00%	21.00%	21.00%
Income tax benefit at statutory rate, amount	$ 8,703,668	$ 15,515,006	$ 7,101,091
Nondeductible expenses (%)	(13.00%)	(4.00%)	(11.00%)
Nondeductible expenses, amount	$ (5,341,751)	$ (2,793,179)	$ (3,799,970)
Currency remeasurement adjustments (%)	(2.00%)	(1.00%)	(7.00%)
Currency remeasurement adjustments, amount	$ (749,099)	$ (825,400)	$ (2,455,462)
Change in valuation allowance (%)	(7.00%)	(18.00%)	(5.00%)
Change in valuation allowance, amount	$ (3,103,822)	$ (13,114,513)	$ (1,718,655)
Effect of different tax rates (%)	1.00%	2.00%	3.00%
Effect of different tax rates, amount	$ 491,004	$ 1,218,086	$ 872,997
Change in tax rates (%)
Change in tax rates, amount
Effective tax rate / tax charge (%)
Effective tax rate / tax charge, amount